SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2024
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION

Shares granted to management and employees

In February 2024, the Company granted 5,790,701 RSUs to Mr. Sheng Chen, the Founder and Executive Chairman of the Board of Directors, and 1,367,596 RSUs to certain employees and management, under 2020 Share Incentive Plan of the Company, which were immediately vested on the grant date.

During the nine months ended September 30, 2024,the Company also granted 2,371,885 RSUs by several tranches to certain employees and management with one to four year service conditions.

The Company recognized the share-based compensation expenses in an amount of RMB25,817 and RMB105,662 for the nine months ended September 30, 2023 and 2024 in the unaudited condensed consolidated financial statements.

Bonus conversion

In February 2024, the Board of Directors approved to convert the accrued cash bonus to certain employees for certain RSUs at the price of US$0.43 per share calculated by the 90 days average share price before the conversion. The RSUs were vested immediately.

The Company had recorded cumulative compensation cost and an accrued liability of RMB23,269 related to the original cash bonus immediately prior to the conversion. Such accrued liability was reclassified to additional paid-in capital for the nine months ended September 30, 2024.